PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Disclosure of defined benefit plans [line items]
Prepaid pension benefit cost			Rp 199,000
Pension and other post-employment benefit obligations	$ 751		6,126,000		Rp 10,195,000
Employee benefit cost		Rp 2,080,000	1,361,000	Rp 759,000
Amounts recognized in OCI		(2,869,000)	(2,266,000)	309,000
Deferred tax effect at the applicable tax rates		494,000	208,000	59,000
Defined benefit plan actuarial gain (loss) - net of tax	$ (175)	(2,375,000)	(2,058,000)	368,000
Pension benefit cost
Disclosure of defined benefit plans [line items]
Prepaid pension benefit cost			199,000
Pension and other post-employment benefit obligations			3,700,000		6,839,000
Employee benefit cost		1,700,000	1,068,000	443,000
Pension benefit cost | Patrakom
Disclosure of defined benefit plans [line items]
Pension and other post-employment benefit obligations			0		0
Employee benefit cost		0	0
Amounts recognized in OCI		0	0
Pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension and other post-employment benefit obligations			1,193,000		1,839,000
Employee benefit cost		247,000	181,000	179,000
Amounts recognized in OCI		(530,000)	(292,000)	(172,000)
Defined benefit plan actuarial gain (loss) - net of tax		(530,000)	(292,000)	(172,000)
Pension benefit cost | MD Media
Disclosure of defined benefit plans [line items]
Prepaid pension benefit cost			1,000
Pension and other post-employment benefit obligations					0
Employee benefit cost		0	0	1,000
Amounts recognized in OCI		(2,000)	(1,000)	1,000
Pension benefit cost | Infomedia
Disclosure of defined benefit plans [line items]
Prepaid pension benefit cost			1,000
Pension and other post-employment benefit obligations					0
Employee benefit cost		0	0	0
Amounts recognized in OCI		(1,000)	0	0
Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit plan actuarial gain (loss) - net of tax		(419,000)
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Pension and other post-employment benefit obligations			1,592,000		2,419,000
Employee benefit cost		276,000	163,000	216,000
Amounts recognized in OCI		(551,000)	(1,309,000)	540,000
Defined benefit plan actuarial gain (loss) - net of tax		(551,000)	(1,309,000)	540,000
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Pension and other post-employment benefit obligations			502,000		510,000
Employee benefit cost		42,000	48,000	47,000
Amounts recognized in OCI		(40,000)	(20,000)	(11,000)
Defined benefit plan actuarial gain (loss) - net of tax		(40,000)	(20,000)	(11,000)
Other employee benefit cost
Disclosure of defined benefit plans [line items]
Pension and other post-employment benefit obligations			332,000		427,000
Employee benefit cost		62,000	82,000	53,000
Amounts recognized in OCI		(72,000)	(33,000)	(48,000)
The company | Funded pension
Disclosure of defined benefit plans [line items]
Prepaid pension benefit cost			197,000	1,329,000	(1,540,000)
Employee benefit cost		557,000	608,000	12,000
Defined benefit plan actuarial gain (loss) - net of tax		(1,154,000)	(492,000)	186,000
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension and other post-employment benefit obligations					1,540,000
Employee benefit cost		557,000	608,000	12,000
Amounts recognized in OCI		(1,154,000)	(492,000)	186,000
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension and other post-employment benefit obligations					1,076,000
Employee benefit cost		657,000
Amounts recognized in OCI		(419,000)
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Pension and other post-employment benefit obligations			2,507,000		Rp 2,384,000
Employee benefit cost		239,000	279,000	251,000
Amounts recognized in OCI		(100,000)	(119,000)	(187,000)
Defined benefit plan actuarial gain (loss) - net of tax		Rp (100,000)	Rp (119,000)	Rp (187,000)